UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07324

Chesapeake Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Capitol Services Inc.

1675 S State Street, Suite B, Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Jesse D. Hallee, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

and

John H. Lively, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

The Chesapeake Growth Fund

(CHCGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Chesapeake Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/chesapeake/. You can also request this information by contacting us at (800) 430-3863.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chesapeake Growth Fund (The)	$87	1.74%

How did the Fund perform during the reporting period?

     During the past 6 months, the Chesapeake Growth Fund (the “Fund”) delivered a positive return of 2.40% compared to 6.03% for the S&P 500® Index (“S&P 500®”).

     The Fund’s return was positively influenced by our strategic allocation to the Information Technology, Communications, and Financials sectors of the S&P 500®, while at the same time hindered by our exposure to the Health Care, Consumer Staples, and Materials sectors. Top performing individual holdings included Alphabet, Inc. - Class C (GOOG), NVIDIA Corporation (NVDA), and Citigroup, Inc. (C), whereas performance was most negatively impacted by ServiceNow, Inc. (NOW), Gartner, Inc. (IT), and Netflix, Inc. (NFLX).

     The Fund and the S&P 500® generated positive returns during the period, supported by resilient and accelerating earnings revision breadth, accommodative fiscal policy, and continued advances in artificial intelligence that drove meaningful revenue and productivity growth. These positive factors were partially offset by geopolitical uncertainty, a 60% increase in oil prices, and rising interest rates, with the 30-year Treasury yield climbing above 5%. We remain committed to our disciplined, fundamental investment approach, focusing on companies with durable competitive advantages, best in class management teams, identifiable growth catalysts, and attractive valuations.

     We believe the Fund is well positioned to continue generating positive returns and look forward to updating shareholders at the end of fiscal year 2027.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Chesapeake Growth Fund (The) - $27,789
S&P 500® Index - $41,379
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Chesapeake Growth Fund (The)	S&P 500® Index
Apr-2016	$10,000	$10,000
Apr-2017	$11,611	$11,792
Apr-2018	$14,027	$13,356
Apr-2019	$15,315	$15,158
Apr-2020	$15,738	$15,289
Apr-2021	$22,383	$22,320
Apr-2022	$19,347	$22,367
Apr-2023	$18,603	$22,963
Apr-2024	$21,172	$28,167
Apr-2025	$22,746	$31,574
Apr-2026	$27,789	$41,379

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Chesapeake Growth Fund (The)	22.17%	4.42%	10.76%
S&P 500® Index	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 430-3863 or visit https://chesapeakefunds.com for updated performance information.

Fund Statistics

(as of April 30, 2026)

Table Summary
Net Assets	$45,848,906
Number of Portfolio Holdings	34
Advisory Fee	$225,534
Portfolio Turnover	31%

Asset Weighting (% of total investments)

(as of April 30, 2026)

Table Summary
Value	Value
Common Stocks	91.4%
Money Market Funds	8.6%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

(as of April 30, 2026)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class C	7.4%
Apple, Inc.	7.1%
NVIDIA Corporation	6.2%
UBS Group AG	6.2%
Amazon.com, Inc.	5.9%
Mastercard, Inc. - Class A	5.4%
Citigroup, Inc.	5.4%
Microsoft Corporation	5.1%
Boeing Company (The)	3.9%
Broadcom, Inc.	3.7%

Sector Weighting (% of net assets)

(as of April 30, 2026)

Technology 31.2%
Communications 13.9%
Financials 12.8%
Consumer Discretionary 11.6%
Industrials 10.5%
Money Market Funds 8.6%
Health Care 3.6%
Consumer Staples 3.2%
Materials 2.7%
Energy 1.9%

Table Summary
Value	Value
Energy	1.9%
Materials	2.7%
Consumer Staples	3.2%
Health Care	3.6%
Money Market Funds	8.6%
Industrials	10.5%
Consumer Discretionary	11.6%
Financials	12.8%
Communications	13.9%
Technology	31.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

The Chesapeake Growth Fund (CHCGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/chesapeake/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CHCGX

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

The Chesapeake Growth Fund

Semi-Annual Financial Statements and Additional Information

April 30, 2026
(Unaudited)

Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P.	Ultimus Fund Solutions, LLC
285 Wilmington-West Chester Pike	P.O. Box 46707
Chadds Ford, Pennsylvania 19317	Cincinnati, Ohio 45246-0707
www.chesapeakefunds.com	1-800-430-3863

The Chesapeake Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)
Common Stocks — 91.4%	Shares	Value
Communications — 13.9%
Internet Media & Services — 13.9%
Alphabet, Inc. - Class C	8,843	$3,377,496
DoorDash, Inc. - Class A *	2,440	411,506
Meta Platforms, Inc. - Class A	2,296	1,404,945
Netflix, Inc. *	8,615	806,450
Spotify Technology S.A. *	885	395,197
		6,395,594
Consumer Discretionary — 11.6%
E-Commerce Discretionary — 5.9%
Amazon.com, Inc. *	10,255	2,718,190

Home Construction — 1.4%
Toll Brothers, Inc.	4,435	630,391

Retail - Discretionary — 4.3%
AutoZone, Inc. *	90	333,363
TJX Companies, Inc. (The)	10,347	1,621,892
		1,955,255
Consumer Staples — 3.2%
Beverages — 1.6%
Monster Beverage Corporation *	9,410	725,229

Retail - Consumer Staples — 1.6%
Target Corporation	5,550	720,112

Energy — 1.9%
Oil & Gas Producers — 1.9%
Exxon Mobil Corporation	5,756	888,323

Financials — 12.8%
Asset Management — 6.2%
UBS Group AG	64,180	2,817,502

Banking — 5.4%
Citigroup, Inc.	19,285	2,468,094

Institutional Financial Services — 1.2%
Interactive Brokers Group, Inc. - Class A	7,180	570,810

Health Care — 3.6%
Biotech & Pharma — 2.4%
Eli Lilly & Company	1,185	1,107,501

The Chesapeake Growth Fund
Schedule of Investments (Unaudited) (Continued)
Common Stocks — 91.4%(Continued)	Shares	Value
Health Care — 3.6% (Continued)
Medical Equipment & Devices — 1.2%
Intuitive Surgical, Inc. *	1,155	$528,540

Industrials — 10.5%
Aerospace & Defense — 7.7%
Boeing Company (The) *	7,905	1,810,482
General Electric Company	1,390	403,003
HEICO Corporation	2,240	604,621
L3Harris Technologies, Inc.	2,195	703,607
		3,521,713
Electrical Equipment — 2.6%
Amphenol Corporation - Class A	4,630	681,860
Vertiv Holdings Company - Class A	1,590	522,299
		1,204,159
Machinery — 0.2%
Deere & Company	180	106,177

Materials — 2.7%
Construction Materials — 2.7%
Vulcan Materials Company	4,090	1,234,117

Technology — 31.2%
Semiconductors — 10.8%
Broadcom, Inc.	4,050	1,690,592
NVIDIA Corporation	14,260	2,845,868
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,095	433,686
		4,970,146
Software — 7.0%
Microsoft Corporation	5,708	2,327,608
Shopify, Inc. - Class A *	7,261	879,525
		3,207,133
Technology Hardware — 8.0%
Apple, Inc.	11,959	3,245,074
Arista Networks, Inc. *	2,500	431,775
		3,676,849
Technology Services — 5.4%
Mastercard, Inc. - Class A	4,915	2,471,852

Total Common Stocks (Cost $24,476,788)		$41,917,687

The Chesapeake Growth Fund
Schedule of Investments (Unaudited) (Continued)
Money Market Funds — 8.6%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 3.54% (a) (Cost $3,949,426)	3,949,426	$3,949,426

Total Investments at Value — 100.0% (Cost $28,426,214)		$45,867,113

Liabilities in Excess of Other Assets — (0.0%) (b)		(18,207)

Total Net Assets — 100.0%		$45,848,906

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of April 30, 2026.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)
ASSETS
Investments in securities:
At cost	$28,426,214
At value (Note 2)	$45,867,113
Dividends receivable	14,531
Tax reclaims receivable	17,896
Other assets	14,997
TOTAL ASSETS	45,914,537

LIABILITIES
Payable to Advisor (Note 5)	36,446
Accrued Trustees’ fees (Note 4)	9,135
Payable to administrator (Note 5)	5,000
Accrued distribution and service plan fees (Note 5)	2,900
Accrued audit fees	9,150
Other accrued expenses	3,000
TOTAL LIABILITIES	65,631

CONTINGENCIES AND COMMITMENTS (NOTE 7)	—
NET ASSETS	$45,848,906

Net Assets consist of:
Paid-in capital	$27,117,644
Accumulated earnings	18,731,262
NET ASSETS	$45,848,906

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	798,957

Net asset value, offering price and redemption price per share (Note 2)	$57.39

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)
INVESTMENT INCOME
Dividends (net of foreign withholding taxes and net reclaims received of $5,808)	$240,121

EXPENSES
Management fees (Note 5)	225,534
Administration fees (Note 5)	31,975
Compliance service fees (Note 5)	30,000
Legal fees	19,058
Distribution and service plan fees (Note 5)	17,257
Trustees’ fees and expenses (Note 4)	14,356
Registration and filing fees	13,275
Audit and tax services fees	9,350
Shareholder account maintenance fees	6,147
Shareholder reporting expenses	6,125
Custodian and bank service fees	4,085
Insurance expense	4,027
Postage and supplies	2,489
Other expenses	8,496
TOTAL EXPENSES	392,174

NET INVESTMENT LOSS	(152,053)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	1,773,988
Net change in unrealized appreciation (depreciation) on investments	(484,959)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,289,029

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,136,976

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statements of Changes in Net Assets
	Six Months	Year
	Ended	Ended
	April 30, 2026	October 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment loss	$(152,053)	$(294,612)
Net realized gains from investment transactions	1,773,988	3,413,295
Net change in unrealized appreciation (depreciation) on investments	(484,959)	4,288,375
Net change in net assets resulting from operations	1,136,976	7,407,058

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,416,564)	(638,718)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,448	21,102
Net asset value of shares issued in reinvestment of distributions to shareholders	3,308,730	619,262
Payments for shares redeemed	(2,735,147)	(2,405,627)
Net change in net assets from capital share transactions	578,031	(1,765,263)

TOTAL CHANGE IN NET ASSETS	(1,701,557)	5,003,077

NET ASSETS
Beginning of period	47,550,463	42,547,386
End of period	$45,848,906	$47,550,463

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	79	391
Shares reinvested	58,833	11,447
Shares redeemed	(47,589)	(44,744)
Net change in shares outstanding	11,323	(32,906)
Shares outstanding, beginning of period	787,634	820,540
Shares outstanding, end of period	798,957	787,634

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

	For the
	Six Months
	Ended
	April 30,
	2026		For the Years Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$60.37		$51.85	$42.64	$40.48	$58.08	$43.38

Income (loss) from investment operations:
Net investment loss	(0.19)		(0.38)	(0.04)	(0.11)	(0.28)	(0.61)
Net realized and unrealized gains (losses) on investments	1.55		9.69	9.25	2.27	(14.39)	15.31
Total from investment operations	1.36		9.31	9.21	2.16	(14.67)	14.70

Less distributions from:
Net realized capital gains	(4.34)		(0.79)	—	—	(2.93)	—

Net asset value at end of period	$57.39		$60.37	$51.85	$42.64	$40.48	$58.08

Total return (a)	2.40	%(b)	18.14%	21.60%	5.34%	(26.39%)	33.89%

Net assets at end of period (000’s)	$45,849		$47,550	$42,547	$36,479	$35,480	$50,690

Ratio of total expenses to average net assets	1.74	%(c)	1.70%	1.74%	1.86%	1.75%	1.66%

Ratio of net investment loss to average net assets	(0.67	%)(c)	(0.68%)	(0.06%)	(0.26%)	(0.59%)	(1.10%)

Portfolio turnover rate	31	%(b)	55%	45%	80%	55%	42%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Notes to Financial Statements
April 30, 2026 (Unaudited)

1. Organization

The Chesapeake Growth Fund (the “Fund”) is a diversified series of The Chesapeake Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek capital appreciation.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The management team of Gardner Lewis Asset Management, L.P. (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management concludes there is no material impact on the Fund’s financial statements.

Securities valuation – Securities that are traded on any stock exchange, including common stocks, are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by the Advisor, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the ‘Board’) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment seeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,917,687	$—	$—	$41,917,687
Money Market Funds	3,949,426	—	—	3,949,426
Total	$45,867,113	$—	$—	$45,867,113

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended April 30, 2026.

Share valuation – The NAV per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) on each day that the Exchange is open for business. The NAV per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment transactions and investment income – Investment transactions are accounted for on trade date. Cost of investments sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums.

Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Distributions to shareholders – Distributions arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

recorded on the ex-dividend date. During the six months ended April 30, 2026 and the year ended October 31, 2025, the tax character of distributions paid to shareholders was long-term capital gains.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2025:

Tax cost of investments	$29,917,241
Gross unrealized appreciation	$18,174,295
Gross unrealized depreciation	(328,815)
Net unrealized appreciation	17,845,480
Undistributed long-term capital gains	3,416,525
Accumulated capital and other losses	(251,155)
Distributable earnings	$21,010,850

The federal tax cost, unrealized appreciation (depreciation) as of April 30, 2026 is as follows:

Tax cost of investments	$28,481,269
Gross unrealized appreciation	$17,923,837
Gross unrealized depreciation	(537,993)
Net unrealized appreciation	$17,385,844

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended April 30, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $12,780,146 and $15,471,799, respectively.

4. Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with the Advisor, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor (“Independent Trustee”) receives an annual retainer of $10,000. In addition, the Fund pays each Independent Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of any travel and other expenses incurred in attending meetings.

5. Transactions with Related Parties

Investment Advisory Agreement

Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor a management fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.00% of the Fund’s average daily net assets.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Fund reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust.

Administrator

Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Distribution And Service Fees

The Trust has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2026, the Fund incurred $17,257 in distribution and service plan fees under the Rule 12b-1 Plan.

Distribution Agreement

Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD receives compensation from the Fund for such services, which is paid pursuant to the Rule 12b-1 Plan discussed above.

Principal Holder of Fund Shares

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of April 30, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2026, the Fund had 31.2% of the value of its net assets invested in stocks within the Technology sector.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Chesapeake Growth Fund
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

The Chesapeake Growth Fund
is a series of
Chesapeake Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

The Chesapeake Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone: 1-800-430-3863

World Wide Web @: www.chesapeakefunds.com

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Code of Ethics: Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto Exhibit

99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)
Date	June 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	June 30, 2026

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer (Principal Financial Officer)

Date	June 30, 2026

*	Print the name and title of each signing officer under his or her signature.